Gabelli Love Our Planet & People ETF
Schedule of Investments — March 31, 2024 (Unaudited)
Shares Market Value
COMMON STOCKS – 95.6%
Automotive Parts and Accessories – 6.2%
7,750
Blue Bird Corp.† .....................................
$ 297,135
1,355
Cummins Inc. ..........................................
399,251
4,740
Dana Inc. ................................................
60,198
756,584
Banking – 1.6%
16,240
Banco Bilbao Vizcaya Argentaria SA,
ADR ....................................................
192,282
Building and Construction – 7.1%
1,700
Arcosa Inc. ..............................................
145,962
1,330
Carrier Global Corp. ................................
77,313
4,780
Gibraltar Industries Inc.† ........................
384,933
4,000
Johnson Controls International plc .........
261,280
869,488
Business Services – 2.2%
12,000
Resideo Technologies Inc.† ....................
269,040
Consumer Products – 0.8%
1,895
Unilever plc, ADR ...................................
95,110
Diversified Industrial – 2.5%
3,905
AZZ Inc. ..................................................
301,896
Electronics – 6.9%

ChargePoint Holdings Inc.† ....................

11,500
Flex Ltd.† ................................................
329,015
36,040
Mirion Technologies Inc.† .......................
409,775
2,003
NEXTracker Inc., Cl. A† ..........................
112,709
851,508
Energy and Utilities – 9.5%
3,000
American Water Works Co. Inc. ..............
366,630
6,500
Avangrid Inc. ...........................................
236,860
4,500
Brookfield Renewable Corp., Cl. A .........
110,565
1,895
Net Power Inc.† ......................................
21,584
11,000
NextEra Energy Partners LP ..................
330,880
1,928
Xcel Energy Inc. ......................................
103,630
1,170,149
Environmental Services – 11.4%
22,000
Ardagh Metal Packaging SA ...................
75,460
6,300
Darling Ingredients Inc.† .........................
293,013
2,486
Republic Services Inc. ............................
475,920
3,250
Waste Connections Inc. ..........................
559,032
1,403,425
Equipment and Supplies – 15.8%
3,800
Crown Holdings Inc. ................................
301,188
1,900
Hubbell Inc. .............................................
788,595
615
Littelfuse Inc. ...........................................
149,045

Preformed Line Products Co. ..................
52,755
3,070
The Timken Co. .......................................
268,410
1,630
Valmont Industries Inc. ...........................
372,096
1,932,089
Shares Market Value
Financial Services – 5.7%
4,948
Franklin Resources Inc. ..........................
$ 139,088
5,860
ING Groep NV, ADR ...............................
96,632
1,080
S&P Global Inc. ......................................
459,486
695,206
General Industrial Machinery & Equipment – 3.5%
3,000
Flowserve Corp. ......................................
137,040
8,200
Matthews International Corp., Cl. A ........
254,856
2,000
Mueller Water Products Inc., Cl. A ..........
32,180
424,076
Health Care – 1.4%

BioMarin Pharmaceutical Inc.† ...............
50,220
2,100
Royalty Pharma plc, Cl. A .......................
63,777
151
Vertex Pharmaceuticals Inc.† .................
63,120
177,117
Machinery – 9.0%
18,940
CNH Industrial NV ..................................
245,462

Deere & Co. ............................................
301,894
4,270
Xylem Inc. ...............................................
551,855
1,099,211
Metals and Mining – 3.0%
4,000
Cameco Corp. .........................................
173,280
4,200
Freeport-McMoRan Inc. ..........................
197,484
370,764
Real Estate Investment Trust – 4.2%
14,225
Weyerhaeuser Co. ..................................
510,820
Specialty Chemicals – 3.7%
1,280
Air Products and Chemicals Inc. .............
310,105
4,500
Arcadium Lithium plc† ............................
19,395
1,010
Rogers Corp.† ........................................
119,877
449,377
Technology Services – 1.1%

Alphabet Inc., Cl. C† ...............................
137,034
TOTAL COMMON STOCKS .......... 11,705,176
Principal
Amount
U.S. GOVERNMENT OBLIGATIONS – 4.4%
$ 545,000 U.S. Treasury Bills,
5.28% to 5.81%††, 04/25/24 to 06/13/24
540,438
TOTAL INVESTMENTS — 100.0%
(cost $10,078,121) ..................................
$ 12,245,614
† Non-income producing security.
†† Represents annualized yields at dates of purchase.
ADR    American Depositary Receipt